Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Equity Value Fund	6/25/2014
Effective on or about September 5, 2014 (the Effective Date), the Fund's name will change to Columbia Global Equity Value Fund. Accordingly, effective on such date, all references in the Prospectus and in the Summary Prospectus to Columbia Equity Value Fund are deleted and replaced with Columbia Global Equity Value Fund.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Investment Strategies" is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including forward foreign currency contracts, for hedging or investment purposes.
The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Risks" is hereby revised to include the following:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund's strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
As of the Effective Date, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/20/1995
returns before taxes		23.08%	14.32%	6.91%
returns after taxes on distributions		21.73%	13.79%	6.20%
returns after taxes on distributions and sale of Fund shares		14.09%	11.45%	5.44%
Class B returns before taxes	05/14/1984	24.59%	14.57%	6.73%
Class C returns before taxes	06/26/2000	28.68%	14.81%	6.73%
Class I returns before taxes	03/04/2004	31.21%	16.18%	7.99%
Class K returns before taxes	03/20/1995	30.78%	15.87%	7.73%
Class R returns before taxes	12/11/2006	30.32%	15.40%	7.28%
Class R4 returns before taxes	12/11/2006	30.93%	15.75%	7.56%
Class R5 returns before taxes	12/11/2006	31.10%	16.18%	7.84%
Class W returns before taxes	12/01/2006	30.69%	15.67%	7.50%
Class Y returns before taxes	02/28/2013	31.06%	15.78%	7.58%
Class Z returns before taxes	09/27/2010	31.01%	15.90%	7.64%
MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.62%	13.77%	6.68%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.68%	15.02%	6.98%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		32.53%	16.67%	7.58%

As of the Effective Date, the Fund compares its performance to that of the MSCI World Value Index and the MSCI World Index (the New Indices) in light of the changes made to the Fund's name and principal investment strategies. Fund performance prior to the Effective Date is reflective of a different strategy which may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.

Columbia Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Equity Value Fund	6/25/2014
Effective on or about September 5, 2014 (the Effective Date), the Fund's name will change to Columbia Global Equity Value Fund. Accordingly, effective on such date, all references in the Prospectus and in the Summary Prospectus to Columbia Equity Value Fund are deleted and replaced with Columbia Global Equity Value Fund.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Investment Strategies" is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including forward foreign currency contracts, for hedging or investment purposes.
The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Risks" is hereby revised to include the following:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund's strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
As of the Effective Date, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/20/1995
returns before taxes		23.08%	14.32%	6.91%
returns after taxes on distributions		21.73%	13.79%	6.20%
returns after taxes on distributions and sale of Fund shares		14.09%	11.45%	5.44%
Class B returns before taxes	05/14/1984	24.59%	14.57%	6.73%
Class C returns before taxes	06/26/2000	28.68%	14.81%	6.73%
Class I returns before taxes	03/04/2004	31.21%	16.18%	7.99%
Class K returns before taxes	03/20/1995	30.78%	15.87%	7.73%
Class R returns before taxes	12/11/2006	30.32%	15.40%	7.28%
Class R4 returns before taxes	12/11/2006	30.93%	15.75%	7.56%
Class R5 returns before taxes	12/11/2006	31.10%	16.18%	7.84%
Class W returns before taxes	12/01/2006	30.69%	15.67%	7.50%
Class Y returns before taxes	02/28/2013	31.06%	15.78%	7.58%
Class Z returns before taxes	09/27/2010	31.01%	15.90%	7.64%
MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.62%	13.77%	6.68%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.68%	15.02%	6.98%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		32.53%	16.67%	7.58%

As of the Effective Date, the Fund compares its performance to that of the MSCI World Value Index and the MSCI World Index (the New Indices) in light of the changes made to the Fund's name and principal investment strategies. Fund performance prior to the Effective Date is reflective of a different strategy which may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund may invest in derivatives, including forward foreign currency contracts, for hedging or investment purposes.

		The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of the Effective Date, the Fund compares its performance to that of the MSCI World Value Index and the MSCI World Index (the New Indices) in light of the changes made to the Fund’s name and principal investment strategies. Fund performance prior to the Effective Date is reflective of a different strategy which may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of the Effective Date, the Fund compares its performance to that of the MSCI World Value Index and the MSCI World Index (the New Indices) in light of the changes made to the Fund’s name and principal investment strategies. Fund performance prior to the Effective Date is reflective of a different strategy which may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.
Columbia Equity Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.08%
5 Years	rr_AverageAnnualReturnYear05	14.32%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Equity Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.59%
5 Years	rr_AverageAnnualReturnYear05	14.57%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 1984
Columbia Equity Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.68%
5 Years	rr_AverageAnnualReturnYear05	14.81%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Equity Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.21%
5 Years	rr_AverageAnnualReturnYear05	16.18%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Equity Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.78%
5 Years	rr_AverageAnnualReturnYear05	15.87%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Equity Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.32%
5 Years	rr_AverageAnnualReturnYear05	15.40%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.93%
5 Years	rr_AverageAnnualReturnYear05	15.75%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.10%
5 Years	rr_AverageAnnualReturnYear05	16.18%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Equity Value Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.69%
5 Years	rr_AverageAnnualReturnYear05	15.67%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Equity Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.06%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Equity Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.01%
5 Years	rr_AverageAnnualReturnYear05	15.90%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Equity Value Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.73%
5 Years	rr_AverageAnnualReturnYear05	13.79%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Equity Value Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.09%
5 Years	rr_AverageAnnualReturnYear05	11.45%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Equity Value Fund | MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.62%
5 Years	rr_AverageAnnualReturnYear05	13.77%
10 Years	rr_AverageAnnualReturnYear10	6.68%
Columbia Equity Value Fund | MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	15.02%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Columbia Equity Value Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%